Loans at amortized cost, etc. - Changes in deferred loan origination costs and fees (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred loan origination costs [Abstract]
Beginning balance	₩ 516,815	₩ 534,530
Loan origination	255,482	257,034
Amortization, etc.	(228,936)	(274,749)
Ending balance	₩ 543,361	₩ 516,815